Combined Statements of Earnings (Parenthetical) (Abbott Laboratories, AbbVie common stock) In Millions, unless otherwise specified	0 Months Ended
Jan. 02, 2013
Abbott Laboratories | AbbVie common stock
Common stock, shares distributed	1,577